Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Operating expenses:
Research and development	$ 7,845,000	$ 3,983,000	$ 21,961,000	$ 10,275,000
General and administrative	3,019,000	2,025,000	9,119,000	3,432,000
Total operating expenses	10,864,000	6,008,000	31,080,000	13,707,000
Other income (expense):
Interest and other income	798,000	55,000	1,887,000	61,000
Other income (expense), net	4,127,000	(2,258,000)	466,000	(2,258,000)
Total other income (expense), net	4,925,000	(2,203,000)	2,353,000	(2,197,000)
Loss before benefit from income taxes	(5,939,000)	(8,211,000)	(28,727,000)	(15,904,000)
Provision for (benefit from) income taxes	83,000	0	(251,000)	0
Net loss	(6,022,000)	(8,211,000)	(28,476,000)	(15,904,000)
Other comprehensive income (loss):
Foreign exchange translation adjustment	(2,711,000)	1,848,000	(2,980,000)	3,570,000
Unrealized holding gains on marketable securities, net of tax provision of $0.3 million and tax benefit of $0.5 million for the three and nine months ended September 30, 2018, respectively	(1,618,000)		2,316,000
Total comprehensive loss	$ (10,351,000)	$ (6,363,000)	$ (29,140,000)	$ (12,334,000)
Weighted-average ordinary shares outstanding - basic and diluted	28,139	21,514	27,975	18,858
Basic and diluted net loss per ordinary share	$ (0.21)	$ (0.38)	$ (1.02)	$ (0.84)